EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	GOLD EXPLORATION — 4.0%
2,583,228	Aurion Resources Ltd.*1	$2,377,578
10,259,848	Besra Gold, Inc.*1	725,436
632,800	Irving Resources, Inc.*1	542,599
270,000	Irving Resources, Inc.*1,2	231,513
533,000	Newcore Gold Ltd.*1	192,873
915,000	Revival Gold, Inc.*1	467,865
920,000	Revival Gold, Inc.*1,2	470,422
4,276,124	Vista Gold Corp.*	2,989,011
8,200	Vista Gold Corp.*1	5,677
		8,002,974
	GOLD MINING — 40.3%
215,040	Agnico Eagle Mines Ltd.	10,274,611
2,208,728	B2Gold Corp.	7,995,595
150,000	B2Gold Corp.[1]	540,434
565,392	Barrick Gold Corp.	10,827,257
1,443,099	Equinox Gold Corp.*1	8,275,796
120,000	Equinox Gold Corp.*	690,000
617,687	Evolution Mining Ltd.[1]	1,528,604
1,114,000	Gold Fields Ltd. - ADR	11,808,400
2,740,560	i-80 Gold Corp.*1	5,734,652
150,005	Kinross Gold Corp.	810,027
35,700	Newmont Corp.	2,183,769
7,257,900	OceanaGold Corp.*1	11,190,595
100,000	OceanaGold Corp.*	152,000
66,000	Polymetal International PLC	941,716
5,000	Polyus PJSC - GDR	390,000
420,000	Pretium Resources, Inc.*	5,699,400
40,000	Pretium Resources, Inc.*1	543,109
		79,585,965
	PRECIOUS METALS EXPLORATION — 7.9%
3,243,263	Adriatic Metals PLC*1	5,778,847
1,611,182	Almadex Minerals Ltd.*1	367,560
1,108,100	Altus Strategies PLC*1	758,376
12,781,818	GBM Resources Ltd.*1	1,174,882
505,500	Harfang Exploration, Inc.*1	85,496
78,000	Heliostar Metals Ltd.*1	42,952
781,300	Kenorland Minerals Ltd.*1	430,231
5,233,400	Magna Gold Corp.*1,3	2,964,166
5,439,900	Midland Exploration, Inc.*1,3	2,139,671
6,193,704	Mundoro Capital, Inc.*1,3	864,838

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
2,490,000	Riverside Resources, Inc.*1	$323,199
14,000,000	Thomson Resources Ltd.*1	683,023
		15,613,241
	ROYALTY COMPANIES — 37.2%
5,083,589	Elemental Royalties Corp.*1,3	6,798,380
1,351,976	EMX Royalty Corp.*	2,771,551
124,000	EMX Royalty Corp.*1,2	253,619
89,096	Franco-Nevada Corp.	11,786,510
107,500	Lara Exploration Ltd.*1	43,128
725,000	Maverix Metals, Inc.	3,110,250
1,583,850	Metalla Royalty & Streaming Ltd.*1	10,029,887
258,437	Metalla Royalty & Streaming Ltd.*	1,638,491
205,000	Nomad Royalty Co., Ltd.[1]	1,301,408
4,416,651	Orogen Royalties, Inc.*1	1,650,338
750,000	Orogen Royalties, Inc.[1,2]	280,247
591,889	Osisko Gold Royalties Ltd.	6,540,373
323,120	Osisko Gold Royalties Ltd.[1]	3,568,758
83,700	Royal Gold, Inc.	8,499,735
1,379,000	Sandstorm Gold Ltd.	8,287,790
3,100,000	Star Royalties Ltd.*1	1,316,866
434,700	Vox Royalty Corp.*1	1,224,218
82,000	Wheaton Precious Metals Corp.	3,306,240
25,000	Wheaton Precious Metals Corp.[1]	1,007,906
		73,415,695
	SILVER: EXPLORATION AND MINING — 10.2%
3,135,537	Fortuna Silver Mines, Inc.*	10,723,537
431,500	Pan American Silver Corp.	9,350,605
		20,074,142
	TOTAL COMMON STOCKS
	(Cost $160,398,433)	196,692,017
	WARRANTS — 0.1%
	GOLD EXPLORATION — 0.0%
460,000	Revival Gold, Inc., Strike Price: 0.90 CAD, Expiration Date: March 26, 2022*1,2	—
	GOLD MINING — 0.0%
96,154	i-80 GOLD Corp., Strike Price: 3.64 CAD, Expiration Date: October 15, 2022*1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2022 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Strike Price: 1.35 CAD, Expiration Date: June 7, 2022*1,2	$—
PRECIOUS METALS EXPLORATION — 0.1%
1,336,000	Altus Strategies PLC, Strike Price: 1.50 CAD, Expiration Date: April 18, 2023*1,2	—
9,090,909	GBM Resources Ltd., Strike Price: 0.105 AUD, Expiration Date: April 7, 2023*1,2	160,696
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*1,2	—
128,900	O3 Mining Corp., Strike Price: 4.46 CAD, Expiration Date: March 16, 2022*1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*1,2	—
160,696
ROYALTY COMPANIES — 0.0%
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*1,2	—
62,000	EMX Royalty Corp., Strike Price: 4.00 CAD, Expiration Date: November 6, 2023*1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: June 17, 2022*1,2	—
—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 18, 2023*1,2	—
TOTAL WARRANTS
	(Cost $—)	160,696

Principal Amount
	SHORT-TERM INVESTMENTS — 0.4%
$770,755	UMB Bank demand deposit, 0.01%[4]	770,755
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $770,755)	770,755
	TOTAL INVESTMENTS — 100.1%
	(Cost $161,169,188)	197,623,468
	Liabilities in Excess of Other Assets — (0.1)%	(196,155)

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2022 (Unaudited)

Principal Amount		Value
	TOTAL NET ASSETS — 100.0%	$197,427,313

ADR – American Depository Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 0.71% of Net Assets. The total value of these securities is $1,396,497.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

					Transfer
				Net	Prior Year	Change in
	Value			Realized	Unrealized	Unrealized
Fund/Security	Beginning		Sales	Gain	Appreciation	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	(Loss)	(Depreciation)	(Depreciation)	of Period	Income*
Gold Fund
Elemental Royalties Corp.	$5,649,577	$-	$(19,990)	$(3,398)	$-	$1,172,191	$6,798,380	$-
Midland Exploration, Inc.	2,681,270	-	-	-	-	(541,599)	2,139,671	-
Mundoro Capital, Inc.	977,474	-	(1,502)	473	-	(111,607)	864,838	-
Total	$9,308,321

Magna Gold Corp. (1)	3,815,652	-	(48,309)	30,278	(2,513,578)	1,680,123	2,964,166	-

Total				$27,353		$2,199,108	$12,767,055	$-

	Shares				Shares
Fund/Security	Beginning				End
Description	of Period	Purchases	Sales	Stock Split	of Period
Gold Fund
Elemental Royalties Corp..	5,103,589	-	(20,000)	-	5,083,589
Midland Exploration, Inc.	5,439,900	-	-	-	5,439,900
Mundoro Capital, Inc.	6,203,704	-	(10,000)	-	6,193,704

Magna Gold Corp. (1)	5,305,900	-	(72,500)	-	5,233,400

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the beginning of the period.